Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Liabilities Current [Line Items]
Customer amounts on deposit		$ 6,579	$ 4,932
Accrued rent and other occupancy costs		2,085	1,116
Unfavorable leases		475	500
Income taxes payable		933	994
Other miscellaneous liabilities		2,015	1,438
Other current liabilities	$ 13,361	$ 12,087	$ 8,980